Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
C000072944 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Account Value	$ 20,122	$ 20,122	$ 20,122	$ 16,791	$ 14,596	$ 16,060	$ 12,701	$ 12,458	$ 13,491	$ 11,496	$ 9,712	$ 9,712	$ 9,424
Average Annual Return, Percent	12.94%	8.77%	7.24%
C000072944 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Account Value	$ 21,352	$ 21,352	$ 21,352	17,818	15,489	17,042	13,477	13,220	14,316	12,199	10,306	10,306	10,000
Average Annual Return, Percent	19.83%	10.06%	7.88%
C000072945 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Account Value	$ 20,107	$ 20,107	$ 20,107	16,779	14,585	16,169	12,883	12,733	13,890	11,925	10,152	10,228	10,000
Average Annual Return, Percent	18.94%	9.24%	7.23%
C000072947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Account Value	$ 21,892	$ 21,892	$ 21,892	18,223	15,801	17,342	13,683	13,385	14,460	12,290	10,357	10,329	10,000
Average Annual Return, Percent	20.14%	10.34%	8.15%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 32,952	$ 32,952	$ 32,952	26,029	22,555	25,914	19,595	15,996	15,607	13,025	11,214	10,040	10,000
Average Annual Return, Percent	26.60%	15.55%	12.66%
Equity Long Short Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Long/Short Blended Benchmark
Account Value	$ 24,808	$ 24,808	$ 24,808	$ 20,653	$ 18,388	$ 20,158	$ 16,532	$ 14,202	$ 13,813	$ 12,104	$ 10,874	$ 10,040	$ 10,000
Average Annual Return, Percent	20.12%	11.80%	9.51%
Lipper Alternative Long Short Equity Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Alternative Long/Short Equity Funds Classification Average
Average Annual Return, Percent	14.82%	7.38%	4.46%